Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Long-term loans	₽ 206	₽ 230
Short-term loans	8,161	6,890
Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans		30
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	206	230
Short-term loans	2,268	1,586
Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	5,893	5,274
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	206	235
Short-term loans	9,327	7,738
Gross carrying amount | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans		30
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	206	235
Short-term loans	2,303	1,612
Gross carrying amount | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	7,024	6,096
Loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans		(5)
Short-term loans	(1,166)	(848)
Loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans		(5)
Short-term loans	(35)	(26)
Loss allowance / Impairment | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	₽ (1,131)	₽ (822)